Carnival Corporation & Plc Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Total	Common Stock	Ordinary Shares	Additional paid-in capital	Retained earnings	Accumulated other comprehensive (loss) income	Treasury stock
Beginning Balance at Nov. 30, 2012	$ 23,888	$ 6	$ 357	$ 8,252	$ 18,438	$ (207)	$ (2,958)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	1,055				1,055
Other comprehensive income (loss)	368					368
Cash dividends declared	(775)				(775)
Purchases and sales under the Stock Swap program, net	1			10			(9)
Purchases of treasury stock under the Repurchase Program and other	(45)	1	1	63			(110)
Ending Balance at Nov. 30, 2013	24,492	7	358	8,325	18,718	161	(3,077)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	1,216				1,216
Other comprehensive income (loss)	(777)					(777)
Cash dividends declared	(777)				(777)
Other	50			59	1		(10)
Ending Balance at Nov. 30, 2014	24,204	7	358	8,384	19,158	(616)	(3,087)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	1,757				1,757
Other comprehensive income (loss)	(1,125)					(1,125)
Cash dividends declared	(855)				(855)
Purchases and sales under the Stock Swap program, net	7			119			(112)
Purchases of treasury stock under the Repurchase Program and other	(217)			59			(276)
Ending Balance at Nov. 30, 2015	$ 23,771	$ 7	$ 358	$ 8,562	$ 20,060	$ (1,741)	$ (3,475)